Investments in infrastructure projects	12 Months Ended
Dec. 31, 2025
Investment in infrastructure projects [Abstract]
Disclosure of the investment in infrastructure projects [Text Block]
3.3 INVESTMENTS IN INFRASTRUCTURE PROJECTS
As disclosed in Note 1.1, it should be noted that part of the activity carried out by the Group’s business lines consists of the development of infrastructure projects, most of them in the form of service concession agreements, primarily in the Highways and Airport business lines, but also in the Construction, Energy and Data center development activities.
Most of these service concession agreements are within the scope of application of IFRIC 12 and are disclosed separately in the balance sheet as “fixed assets in infrastructure projects” within the long-term financial assets heading (distinguishing those to which the intangible asset model is applied from those to which the financial asset model is applied).
Fixed assets in infrastructure projects amount to EUR 12,509 million at December 31, 2025 (December 31, 2024: EUR 14,147 million) and comprise projects under the Intangible asset model for EUR 12,360 million (December 31, 2024: EUR 13,989 million) and under the Financial asset model for EUR 149 million (December 31, 2024: EUR 158 million).
3.3.1 Intangible asset model
Set out below is a breakdown of the intangible asset model in infrastructure projects at December 31, 2025 and December 31, 2024:

(Million euro)	BALANCE AT 01.01.25	TOTAL NET ADDITIONS/(DISPOSALS)	FOREIGN EXCHANGE EFFECT	BALANCE AT 12.31.25
Spanish highways	724	1	—	725
US highways	13,757	144	(1,631)	12,270
Other highways	4	—	—	4
Highway investment	14,485	145	(1,631)	12,999
Accumulated amortization	(1,089)	(220)	100	(1,209)
Net investment in Highways	13,396	(75)	(1,531)	11,790
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(58)	(23)	—	(81)
Total net investment in other infrastructure projects	592	(23)	—	569
TOTAL INVESTMENT	15,135	145	(1,631)	13,649
TOTAL AMORTIZATION AND PROVISION	(1,146)	(243)	100	(1,289)
TOTAL NET INVESTMENT	13,989	(98)	(1,531)	12,360

(Million euro)	BALANCE AT 01/01/2024	TOTAL NET ADDITIONS/(DISPOSALS)	FOREIGN EXCHANGE EFFECT	BALANCE AT 12/31/2024
Spanish highways	721	3	—	724
US highways	12,823	76	858	13,757
Other highways	4	—	—	4
Highways investment	13,549	79	858	14,485
Accumulated amortization	(834)	(209)	(46)	(1,089)
Net investment in highways	12,715	(130)	812	13,396
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(34)	(24)	—	(58)
Total net investment in other infrastructure projects	616	(24)	—	592
TOTAL INVESTMENT	14,199	79	858	15,135
TOTAL AMORTIZATION AND PROVISION	(867)	(233)	(46)	(1,146)
TOTAL NET INVESTMENT	13,333	(154)	812	13,989
The total net investment corresponding to the intangible asset model in infrastructure projects for December 31, 2025 reached EUR 12,360 million (EUR 13,989 million for December 2024), highlighting the net investment in US Highways, reaching EUR 11,402 million at December 31, 2025 (EUR 12,966 million in 2024).
The most significant changes in 2025 and 2024 were as follows:
◦Highways additions amounted to a gross EUR 145 million in 2025, mainly related to the ultimate capacity works in North Tarrant Express (EUR 79 million in 2024).
◦Exchange rate fluctuations resulted in a total change of EUR -1,531 million in 2025, fully attributed to the depreciation of the US dollar against the Euro on the US highways (EUR 812 million in 2024, due to the appreciation of the US dollar against the Euro - see Note 1.4).

Investments in other infrastructure projects include the intangible assets of Dalaman airport, amounting to EUR 570 million (EUR 592 million in 2024).
All the concession assets of infrastructure project companies are pledged to secure borrowings (Note 6.5.2). The capitalization of borrowing costs eligible for capitalization in 2025 and 2024 is described in Note 1.3.3.2 and Note 2.5.
3.3.2 Financial assets from financial asset model concessions
They mainly relate to long-term receivables (more than twelve months) from public administrations in return for services rendered or investments made under concession arrangements, as a result of applying the IFRIC 12 financial asset model. Movements during 2025 and 2024 are set out below:

(Million euro)	INFRASTRUCTURE PROJECT RECEIVABLES 2025	INFRASTRUCTURE PROJECT RECEIVABLES 2024
OPENING BALANCE	158	162
Additions	8	6
Disposals	(14)	(14)
Foreign exchange effect	(3)	3
YEAR-END BALANCE	149	158
Note: Balances net of provisions
The following tables show financial assets by concession operator for 2025 and 2024:

	BALANCES AT 12/31/2025
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	47	3	50
Depusa Aragón	20	1	21
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	78	4	82
UK Waste Treatment (Thalia)	71	—	71
UK WASTE TREATMENT	71	—	71
GROUP TOTAL	149	4	153

	BALANCES AT 12/31/2024
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	49	3	52
Depusa Aragón	21	1	22
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	81	4	85
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	158	4	162
3.3.3 Cash flow effect
The cash flow effect of project additions primarily accounted for using the intangible asset model amounted to EUR -165 million in 2025 (EUR -132 million in 2024), which differed from the additions recognized in the balance sheet for the following main reasons:
•For projects in which the intangible asset model is applied, due to differences between the accrual basis and cash basis of accounting, as well as capitalized financial costs attributable to projects under construction, which do not give rise to cash outflows.
•For projects in which the financial asset model is applied, due to increases in receivables as a balancing entry for revenue from services rendered, which also do not give rise to cash inflows.